Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	2,994,325	1,857,653
Common stock, shares outstanding	2,994,325	1,857,653